Lease Prepayments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Amortization of Leased Asset	$ 75	454	454	454
Finite-Lived Intangible Assets, Net	$ 3,213	19,453
Expiration period for the land use rights, period one	2050-11	2050-11
Expiration period for the land use rights, period two	2053-05	2053-05
Expiration period for the land use rights, period three	2055-02	2055-02